Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity SAI Alternative Risk Premia Currency Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Trading Symbol	FRPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Currency Strategy Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 85,300,389
Holdings Count | shares	10
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$85,300,389
Number of Holdings	10
Portfolio Turnover	0%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 523.2 Swaps 84.0 Short-Term Investments and Net Other Assets (Liabilities) 16.0 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 84.0 Short-Term Investments and Net Other Assets (Liabilities) - 16.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 91.2 91.2
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Trading Symbol	FRPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
Net Assets	$ 193,549,672
Holdings Count | shares	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$193,549,672
Number of Holdings	12
Portfolio Turnover	0%

Holdings [Text Block]	Energy 34.0 Agriculture 27.2 Precious Metals 18.4 Industrial Metals 14.9 Livestock 5.5 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 34.0 Agriculture - 27.2 Precious Metals - 18.4 Industrial Metals - 14.9 Livestock - 5.5 DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 504.1 Swaps 83.4 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 83.4 Short-Term Investments and Net Other Assets (Liabilities) - 16.6